Filed under Rule 497(e) and Rule 497(k)

Registration No. 002-83631

VALIC Company I

International Opportunities Fund

(the “Fund”)

Supplement dated September 1, 2021 to the Summary Prospectuses and the Prospectuses of the Fund, each dated May 25, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s Summary Prospectuses and Prospectuses, as applicable:

The section of the Summary Prospectus entitled “Investment Adviser-Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Fund Since	Title
Peter Fruzzetti	2012*	Investment Officer of MFS
Jose Luis Garcia	2012*	Investment Officer of MFS
Lionel Gomez	2021*	Investment Officer of MFS
Robert Lau	2012*	Investment Officer of MFS
Sandeep Mehta	2020*	Investment Officer of MFS
Nicholas Spratt	September 2021*	Investment Officer of MFS

*	Includes management of the Predecessor Fund.

The section of the Prospectus entitled “Management-Investment Subadvisers- Massachusetts Financial Services Company is deleted in its entirety and replaced with the following:

International Opportunities Fund

Large Capital Growth Fund

Massachusetts Financial Services Company (“MFS”)

111 Huntington Avenue, Boston, Massachusetts 02199

MFS and its predecessor organizations have a history of money management dating from 1924. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect majority-owned subsidiary of Sun Life Financial Inc. (a diversified financial services company). Net assets under management of the MFS organization were approximately $673 billion as of July 31, 2021.

MFS manages a portion of the assets of the International Opportunities Fund using a team of portfolio managers. The team is comprised of Peter Fruzzetti, Jose Luis Garcia, Robert Lau, Sandeep Mehta, Nicholas Spratt and Lionel Gomez. Messrs. Fruzzetti, Garcia, Lau, Mehta, Spratt and Gomez are each Investment Officers of MFS. Mr. Fruzzetti has been employed in the investment area of MFS since 2000. Mr. Garcia has been employed in the investment area of MFS since 2002. Mr. Lau has been employed in the investment area of MFS since 2001. Mr. Mehta has been employed in the investment area of MFS since 2008. Mr. Gomez has been employed in the investment area since 2013. Mr. Spratt has been employed in the investment area of MFS since 2017.

The Large Capital Growth Fund is managed by Jeffrey Constantino, an Investment Officer and Portfolio Manager, and Joseph Skorski, an Investment Officer and Portfolio Manager of MFS. Mr. Constantino joined MFS in 2000 and has served on the portfolio management team of the Large Cap Growth strategy since 2006 and the portfolio management team of the Global Growth strategies since 2008. Mr. Skorski joined MFS in 2007 and has more than two decades of investment experience. During his tenure at the firm, he has had both equity research analyst and portfolio management responsibilities. He joined the portfolio management team of the MFS® Global Growth Equity and MFS® Global Growth Concentrated Equity strategies in 2018 and previously had portfolio management responsibilities for the firm’s Japan Equity strategy.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

International Opportunities Fund

(the “Fund”)

Supplement dated September 1, 2021 to the Statement of Additional

Information (“SAI”) of the Fund, dated May 25, 2021, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Portfolio Managers— Other Accounts” is revised as follows:

The sub-section entitled “International Opportunities Fund—MFS” is deleted in its entirety and replaced with the following:

Fund	Advisers/ Subadviser	Portfolio Manager	Other Accounts (As of May 31, 2021)
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Acco unts	Assets ($ millions)	No. of Acco unts	Assets ($ millions)	No. of Accounts	Assets ($ millions)
International Opportunities Fund	MFS	Jose Luis Garcia Peter Fruzzetti Robert Lau Sandeep Mehta Lionel Gomez Nicholas Spratt	5 3 5 3 2 NA	$17.4 billion $8.8 billion $17.4 billion $8.8 billion $8.7 billion NA	7 3 6 3 1 NA	$897.7 $959.5 $893.5 $959.5 $274.0 NA	8 2 8 2 3 NA	$1.5 billion $565.3 $2.3 billion $565.3 $567.6 NA

The section entitled “Portfolio Managers— Compensation and Potential Conflicts of Interest” is revised as follows:

The sub-section entitled “MFS- Compensation” is deleted in its entirety and replaced with the following:

MFS’ philosophy is to align portfolio manager compensation with the goal to provide shareholders with long-term value through a collaborative investment process. Therefore, MFS uses long-term investment performance as well as contribution to the overall investment process and collaborative culture as key factors in determining portfolio manager compensation. In addition, MFS seeks to maintain total compensation programs that are competitive in the asset management industry in each geographic market where it has employees. MFS uses competitive compensation data to ensure that compensation practices are aligned with its goals of attracting, retaining, and motivating the highest-quality professionals.

MFS reviews portfolio manager compensation annually. In determining portfolio manager compensation, MFS uses quantitative means and qualitative means to help ensure a sustainable investment process. As of December 31, 2020, portfolio manager total cash compensation is a combination of base salary and performance bonus:

•	Base Salary—Base salary generally represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

•	Performance Bonus—Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is primarily based on the pre-tax performance of accounts managed by the portfolio manager over a range of fixed-length time periods, intended to provide the ability to assess performance over time periods consistent with a full market cycle and a strategy’s investment horizon. The fixed-length time periods include the portfolio manager’s full tenure on each fund and, when available, ten, five, and three year periods. For portfolio managers who have served for less than three years, shorter-term periods, including the one-year period, will also be considered, as will performance in previous roles, if any, held at the firm. Emphasis is generally placed on longer performance periods when multiple performance periods are available. Performance is evaluated across the full set of strategies and portfolios managed by a given portfolio manager, relative to appropriate peer group universes and/or representative indices (“benchmarks”). As of December 31, 2020, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Large Capital Growth Fund	Jeffrey Constantino: Russell 1000® Growth Index Joseph Skorski: Russell 1000® Growth Index

International Opportunities Fund

Peter Fruzzetti: MSCI ACWI ex USA SMID Cap Index

Jose Luis Garcia: MSCI ACWI ex USA SMID Cap Index

Robert Lau: MSCI ACWI ex USA SMID Cap Index

Sandeep Mehta: MSCI ACWI ex USA SMID Cap Index

Lionel Gomez: MSCI EAFE (Europe, Australasia, Far East) Small Cap Index (net div)

Nicholas Spratt: MSCI ACWI ex USA SMID Cap Index

Benchmarks may include versions and components of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, where appropriate.

The qualitative portion is based on the results of an annual internal peer review process (where portfolio managers are evaluated by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contribution to the MFS investment process and the client experience (distinct from fund and other account performance).

The performance bonus is generally a combination of cash and a deferred cash award. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager.

MFS Equity Plan—Portfolio Managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, Portfolio Managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any Portfolio Manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

Capitalized terms used in this Supplement shall, unless otherwise defined herein, have the same meaning as given in the Prospectus and/or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.